Restructuring and Severance Costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring expense	$ 1,475	$ 13,300